ARNALL GOLDEN GREGORY LLP
                                 171 17TH STREET, NW
                                   SUITE 2100
                                ATLANTA, GA 30363

                                                      Direct phone: 404-873-8706
                                                        Direct fax: 404-873-8707
                                                      E-mail: Robert.Dow@agg.com
                                                                     www.agg.com

                              April 8, 2005

VIA EDGAR

Securities & Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re:  Color Imaging, Inc. ("Color Imaging")
              Amendment No. 1 on Form 10-K/A; File No. 0-18450

Dear Sir/Madam:

     Enclosed for filing herewith via EDGAR is a copy of Color Imaging's Amendment No. 1 on Form 10-K/A. This Amendment reflects the revisions mentioned in our letter of March 31, 2005, responding to the Staff's comment letter of March 28, 2005.

     Please direct any comments or questions you may have concerning this filing to me at (404) 873-8706.

                                        Sincerely,


                                        ARNALL GOLDEN GREGORY LLP




                                        /s/ Robert F. Dow
                                        Robert F. Dow


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